Consolidated Statements of Cash Flows ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪)		Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Cash flows from operating activities
Net profit for the year	₪ 741	[1]	$ 213	₪ 488	₪ 1,136
Adjustments:
Depreciation and amortization	2,117	[1]	611	2,161	2,131
Impairment of goodwill	129	[1]	37
Profit from gaining control over DBS		[1]			(12)
Share of loss (profit) of equity accounted investees	5	[1]	1	5	(12)
Finance expenses, net	525	[1]	151	981	570
Capital gain, net	(27)	[1]	(8)	(86)	(136)
Income tax expenses	347	[1]	100	442	358
Change in inventory	(35)	[1]	(10)	(20)	(20)
Change in trade and other receivables	194	[1]	57	110	323
Change in trade and other payables	16	[1]	5	(24)	(271)
Changes in provisions	15	[1]	4	(19)	18
Changes in employee benefits	(33)	[1]	(10)	(65)	110
Change in other liabilities	(34)	[1]	(10)	23	(9)
Net income tax paid	(473)	[1]	(136)	(534)	(534)
Net cash provided by operating activities	3,487	[1]	1,005	3,462	3,652
Cash flows from investing activities
Purchase of property, plant and equipment	(1,131)	[1]	(326)	(1,193)	(1,324)
Investment in intangible assets and deferred expenses	(399)	[1]	(115)	(223)	(311)
Proceeds from the sale of property, plant and equipment	98	[1]	28	138	151
Tax payments due to owners loans		[1]		(461)
Change in investments, net	301	[1]	87	621	1,574
Net deposits from (to) restricted cash		[1]		155	(90)
Cash from gaining control over investee		[1]			299
Other	3	[1]	1	15	11
Net cash provided by (used in) investing activities	(1,128)	[1]	(325)	(948)	310
Cash flows from financing activities
Proceeds from issuance of debentures and loans received	2,635	[1]	760	4,184	1,010
Repayment of debentures and loans	(1,813)	[1]	(523)	(4,871)	(2,297)
Interest paid	(537)	[1]	(155)	(915)	(769)
Dividends paid by Bezeq to non- controlling interests	(948)	[1]	(273)	(1,062)	(1,232)
Transactions with non-controlling interests		[1]		978
Dividends to shareholders		[1]		(355)	(127)
Payments to Eurocom DBS	(61)	[1]	(18)	(256)	(680)
Others	(11)	[1]	(3)	(36)	1
Net cash used in financing Activities	(735)	[1]	(212)	(2,333)	(4,094)
Net increase (decrease) in cash and cash equivalents	1,624	[1]	468	181	(132)
Cash and cash equivalents as at the beginning of the year	762		220	581	713
Cash and cash equivalents as at the end of the year	₪ 2,386	[1]	$ 688	₪ 762	₪ 581

[1]	For information regarding early adoption of IFRS 15, Revenue from Contracts with Customers, see Note 3a.